Other Long-Term Investments (Parenthetical) (Detail) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended						12 Months Ended		1 Months Ended	12 Months Ended						1 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Apr. 07, 2010 Government Of Mongolia First Tax Prepayment [Member] USD ($)	Jun. 07, 2011 Government Of Mongolia Second Tax Prepayment [Member] USD ($)	Jun. 30, 2010 Government Of Mongolia Tax Prepayment [Member]	Dec. 31, 2012 Long-Term Notes [Member] USD ($) BasisPoint	Dec. 31, 2011 Long-Term Notes [Member] USD ($)	Oct. 20, 2009 Treasury Bill [Member] USD ($)	Dec. 31, 2012 Discounted Cash Flow Approach [Member] Government Of Mongolia First Tax Prepayment [Member] USD ($)	Dec. 31, 2011 Discounted Cash Flow Approach [Member] Government Of Mongolia First Tax Prepayment [Member] USD ($)	Dec. 31, 2012 Discounted Cash Flow Approach [Member] Long-Term Notes [Member] USD ($)	Dec. 31, 2011 Discounted Cash Flow Approach [Member] Long-Term Notes [Member] USD ($)	Dec. 31, 2012 Discounted Cash Flow Approach [Member] Treasury Bill [Member] USD ($)	Dec. 31, 2011 Discounted Cash Flow Approach [Member] Treasury Bill [Member] USD ($)	Nov. 10, 2011 Ivanplats Limited [Member] USD ($) Bonds	Oct. 23, 2012 Ivanplats Limited [Member] Convertible Bonds [Member] USD ($)	Dec. 31, 2012 Ivanplats Limited [Member] Convertible Bonds [Member]	Oct. 23, 2012 Ivanplats Limited [Member] Convertible Bonds [Member] CAD
Other Long Term Investments [Line Items]
Face value									$ 115,000,000
Purchase value				50,000,000	100,000,000				100,000,000					100,000,000	100,000,000
Annual rate of interest on Treasury Bill									3.00%
Maturity date									Oct. 20, 2014									Nov. 10, 2014
After tax rate of interest on tax prepayments						1.59%
Other long-term investment Level 3 items at fair value	270,612,000	272,355,000	146,643,000				10,100,000			153,900,000		10,100,000		106,500,000
Unrealized gain (loss) in other comprehensive income										15,100,000	2,300,000			15,200,000	5,000,000
Other long-term investment principal amount							15,500,000	62,500,000
Decrease in principal amount							47,000,000
Decrease in principal amount due to disposals							47,700,000
Increase (decrease) in principal amount due to strengthening (weakening) of the Canadian dollar							700,000
Principal amount of long-term notes sold							48,000,000
Proceeds from sale of long-term notes							35,600,000
Realized gain on sale of long-term notes							4,500,000
Unrealized trading gain	(11,433,000)	(3,851,000)										9,100,000	3,200,000
Discount rate sensitivity analysis							400,000
Increase in discount rate, percentage							1.00%
Increase in discount rate, basis point							100
Number of convertible bonds purchased																15,000
Face value of convertible bond																1,000
Aggregate amount of principal and interest outstanding																	16,100,000
Bonus payment upon redemption or conversion of convertible bonds, Percentage																		11.11%
Bonus payment upon redemption or conversion of convertible bonds, Amount																	$ 1,800,000
Conversion price																			4.75
Convertible bonds converted into common shares																	3.7
Convertible bond interest rate																		8.00%